UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Piccadilly
          London W1J 0DS

13F File Number: 28-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        New York, New York           November [ ], 2007
----------------------        ------------------           ------------------
     [Signature]               [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total: $ 744,678
                                         (thousands)


List of Other Included Managers: None


                                         FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN  2 COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                     TITLE OF              VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER       CLASS    CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
ALTRIA GROUP INC      COM     02209S103    203,900     2,932,549  SH          SOLE       NONE      2,932,549
CLOROX CO DEL         COM     189054109     21,381       350,570  SH          SOLE       NONE        350,570
DOMINOS PIZZA INC     COM     25754A201     88,057     5,307,864  SH          SOLE       NONE      5,307,864
GANNETT INC           COM     364730101    157,124     3,595,511  SH          SOLE       NONE      3,595,511
KIMBERLY CLARK CORP   COM     494368103    212,516     3,024,712  SH          SOLE       NONE      3,024,712
LEE ENTERPRISES INC   COM     523768109     61,587     3,955,496  SH          SOLE       NONE      3,955,496
MCCLATCHY CO          CL A    579489105        112         5,593  SH          SOLE       NONE        111,750



SK 21623 0002 824399